Government Grants (Tables)	12 Months Ended
Dec. 31, 2024
Government Grants [Abstract]
Schedule of Government Grants Related to its Research and Development Activities

The Company receives government grants related to its research and development activities. The amount of government grants received during the years ended December 31, 2024, 2023 and 2022 and recognized as other income were as follows:

	Years ended December 31,
Research and Development Projects	2024	2023	2022
Rapid detection of antibody-based pathogens	$-	$-	$42,055
Multi-marker test for the early detection of pancreatic cancer	46,087	27,741	108,999
	$46,087	$27,741	$151,054